COLONIAL MUNICIPAL MONEY MARKET FUND   Semiannual report

December 31, 1997



[GRAPHIC OMITTED]

              -----------------------------------------------
              Not FDIC                      May Lose Value
              Insured                       No Bank Guarantee
              -----------------------------------------------

--------------------------------------------------------------------------------

                COLONIAL MUNICIPAL MONEY MARKET FUND HIGHLIGHTS

                        JULY 1, 1997 - DECEMBER 31, 1997

INVESTMENT OBJECTIVE: Colonial Municipal Money Market Fund seeks maximum current income exempt from Federal income tax by investing principally in a diversified portfolio of short-term municipal securities.

STRATEGY: The Fund pursues its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market fund with the same investment objective as the Fund.

PORTFOLIO MANAGER COMMENTARY: "We maintained a relatively neutral market position throughout the six-month period, waiting to see if the Federal Reserve Board (Fed) would raise or maintain interest rates. We did not want to make any changes in the Portfolio's structure that would have negative effects should interests rates increase. Therefore, we invested a large percentage of the Portfolio's assets in weekly and daily variable rate notes. This strategy allowed us to keep the Portfolio's maturity at a level that we believed would provide flexibility in an uncertain environment. The maturity level was short enough to invest in inexpensive bonds should the Fed raise rates; yet long enough to lock in current rates should the Fed lower rates."

                                                             -- Ronnie Wallace

                COLONIAL MUNICIPAL MONEY MARKET FUND PERFORMANCE

                                                      CLASS A   CLASS B    CLASS C

 Inception dates                                      6/16/87    5/5/92    8/1/97
 Distributions declared per share                     $0.015     $0.013    $0.011
 Seven-day yields on 12/31/97                           3.37%     2.40%      2.99%
 Seven-day taxable-equivalent yields on 12/31/97(1)     5.58%     3.97%      4.95%
 30-day yields on 12/31/97                              3.21%     2.23%      2.82%

(1)  Taxable-equivalent yields are based on the 39.6% Federal income tax rate.

PORTFOLIO BREAKDOWN                            PORTFOLIO MATURITY
(as of 12/31/97)                               (as of 12/31/97)
 .........................................      .........................................
Variable Rate Notes..........       68.4%      0-29 days....................        69.0%
Other Tax Exempts............       10.8%      30-59 days...................         5.7%
Tax-Exempt Bonds.............       10.0%      60-89 days...................         3.5%
Commercial Paper.............        6.2%      90-179 days..................        12.1%
Put Bonds....................        2.6%      180-359 days.................         9.7%
Tax Anticipation Notes.......        2.0%


Portfolio breakdown and maturity weightings are calculated as a percentage of unaudited total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                              PRESIDENT'S MESSAGE
                             TO FUND SHAREHOLDERS

I am pleased to present the semiannual report for Colonial Municipal Money Market Fund. This report reflects on the investment environment for the 6 months ended December 31, 1997.

Over the past six months, generally favorable conditions prevailed for the bond market. Economic growth continued, and inflation remained subdued. Since low inflation reflected competitive pricing and strong productivity gains, the Federal Reserve Board (Fed) did not raise short-term interest rates again after the 0.25% increase in March.

                        [PHOTO:HAROLD W. COGGER OMITTED]

Yield spreads between high and low quality bonds tightened during the period. That meant investors did not receive much benefit for taking on the additional risk associated with lower quality issues as spreads narrowed. These bonds also remained in short supply for most of the period, resulting in higher prices. Even when the supply increased at the end of the year, the price of lower quality bonds kept rising as investors increasingly "reached" for yield.

Looking forward, we anticipate that low unemployment, growth in personal income, accelerated business productivity and consumer spending will remain sound. We also believe that inflation rates are likely to drift even lower as this climate of economic expansion continues in 1998.

Since we were concerned that the Fed would raise interest rates during the period, we increased our holdings in variable rate demand notes -- bonds that reset their rates daily and weekly. These securities help us manage our average maturity and provide liquidity for the Fund. We positioned the Portfolio to respond to current market conditions, and will purchase longer-maturity securities to help lock in rates if we see signs that rates will decrease. Until concrete evidence points toward a tightening or easing of interest rates, we will remain neutral and continue to evaluate investment opportunities in the market.

Thank you for the opportunity to help you meet your investment goals.

Sincerely,

/s/ Harold W. Cogger
------------------------
Harold W. Cogger
President
February 9, 1998



Because market conditions change frequently, there can be no assurance that the trends described here will continue.
--------------------------------------------------------------------------------
                                       3

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                              INVESTMENT PORTFOLIO
                        DECEMBER 31, 1997 (IN THOUSANDS)
                                   (UNAUDITED)

  MUNICIPAL SECURITIES - 100.2%                                   PAR                   VALUE
  -------------------------------------------------------------------------------------------
  ...........................................................................................
  ARIZONA - 0.8%
* Maricopa County I.D.A. Multi-family Housing Revenue
   (Vista Ventana Apartments Project gtd. by Federal
   National Mortgage Association) V.R.D.B. 4.200%                 1,200            $    1,200
                                                                                   ----------

  ............................................................................................
  ARKANSAS - 3.6%
* Clark County Solid Waste Disposal Revenue
   (Reynolds Metals Co. Project L.O.C. SunTrust
   Company Bank) V.R.D.B. 3.950%                                  3,000                 3,000
* Pulaski County Public Facilities Board Multi-family
   Revenue (Chenel Park Apartments Project,
   L.O.C. PNC Bank Kentucky, Inc.) V.R.D.B. 3.900%                2,550                 2,550
                                                                                   ----------
                                                                                        5,550
                                                                                   ----------

  ...........................................................................................
  CALIFORNIA - 3.6%
  City of Orange I.D.A. I.D.R. Series A (Control
   Air Conditioning Project L.O.C. California State
   Teachers Retirement Fund) V.R.D.B. 3.850%                      1,000                 1,000
  California School Cash Reserve Program Authority
   Pool, Series A (AMBAC Insured) 4.750% 7/02/98                  1,000                 1,004
  California Statewide Community Development Authority
   T.R.A.N., Series A (FSA Insured) 4.500% 6/30/98                2,000                 2,007
  Los Angeles County G.O. T.R.A.N., Series A
   4.500% 6/30/98                                                 1,000                 1,003
  Los Angeles Unified School District G.O. T.R.A.N.
   1997-98 4.500% 7/01/98                                           500                   502
                                                                                   ----------
                                                                                        5,516
                                                                                   ----------

  ...........................................................................................
  COLORADO - 3.3%
  Arapahoe County T.A.N. (Cherry Creek No. 5)
   4.500% 6/30/98                                                 1,000                 1,003
* Denver Airport System Revenue (L.O.C. Bayerische
   Landesbank Girozentrale) Series A
   3.800% Mandatory Put 1/29/98                                   1,000                 1,000
   3.800% Mandatory Put 2/26/98                                   1,000                 1,000
   3.700% Mandatory Put 4/09/98                                   1,000                 1,000
  Denver City and County Airport Revenue (L.O.C.
   Westdeutsche Landesbank Girozentrale) Series B
   V.R.D.B. 4.100%                                                1,000                 1,000
                                                                                   ----------
                                                                                        5,003
                                                                                   ----------

                                       4


                     Investment Portfolio/December 31, 1997
  ------------------------------------------------------------------------------------------
  DELAWARE - 1.3%
* Delaware  Economic Authority I.D.R. Series C
   (Star Enterprise) (Delaware Clean Power Project
   L.O.C. Canadian Imperial Bank) V.R.D.B. 3.950%                  $    2,000     $    2,000
                                                                                  ----------

  ..........................................................................................
  DISTRICT OF COLUMBIA - 2.0%
  District of Columbia Revenue (American University L.O.C.
   National Westminster Bank) V.R.D.B. 4.200%                           1,100          1,100
  District of Columbia G.O. T.R.A.N.  Series A  (L.O.C.
   Morgan Guaranty Trust, New York) V.R.D.B. 3.850%                     1,000          1,000
  District of Columbia T.R.A.N. Series C (L.O.C. Union
   Bank of Switzerland) 5.000% 9/30/98                                  1,000          1,008
                                                                                  ----------
                                                                                       3,108
                                                                                  ----------

  ..........................................................................................
  FLORIDA - 0.5%
* Martin County Solid Waste Disposal Revenue (Florida
   Power & Light Company Project) V.R.D.B. 5.100%                         700            700
                                                                                  ----------

  ..........................................................................................
  GEORGIA - 1.8%
* Gwinnett County Development Authority I.D.R.
   (Price Companies, Inc. Project L.O.C.
   NationsBank) V.R.D.B. 4.350%                                         2,800          2,800
                                                                                  ----------

  ..........................................................................................
  ..........................................................................................
  IDAHO - 0.7%
  Idaho T.A.N.  4.625% 6/30/98                                          1,000          1,004
                                                                                  ----------

  ..........................................................................................
  ILLINOIS - 10.8%
  Chicago Economic Development Revenue (Crane
   Carton Company Project L.O.C. Northern
   Trust) V.R.D.B. 4.300%                                                 750            750
  Chicago Revenue (De La Salle Institute Project
   L.O.C. Northern Trust Chicago) V.R.D.B. 3.750%                       1,000          1,000
  Chicago Tax Increment Refunding Allocation
   Series A (Stockyards L.O.C. Northern Trust,
   Chicago) V.R.D.B. 3.750%                                             1,500          1,500
  Cook County School District No. 100 G.O.
   (Berwyn South, FSA Insured) 8.200% 12/01/98                            375            389
  Illinois Development Finance Authority (Rest Haven,
   Illinois L.O.C. Federal Home Loan Bank and South
   Holland Trust & Savings) V.R.D.B. 4.000%                             1,000          1,000
* Illinois Development Finance Authority Sewage
   Facilities Revenue (Nutrasweet Co. Project
   gtd. by Monsanto Co.) V.R.D.B. 3.950%                                4,100          4,100
* Illinois Development Finance Authority Solid Waste
   Disposal Revenue (Waste Management, Inc. Project)
   (gtd. by Chase Manhattan Bank) V.R.D.B. 3.850%                       2,000          2,000
  Illinois Health Facility Authority Revenue (University
   of Chicago Project) 3.750% Mandatory Put 5/27/98                     1,000          1,000

                                       5


                     Investment Portfolio/December 31, 1997
   --------------------------------------------------------------------------------------
   MUNICIPAL SECURITIES - CONT.                               PAR                   VALUE
   --------------------------------------------------------------------------------------
    ILLINOIS - CONT.
 * Illinois Student Assistance Student Loan
    Revenue, Series 1996A, (L.O.C. Bank of
    America of Illinois) V.R.D.B. 3.750%                    $  1,900          $    1,900
   Northbrook Park District G.O. 5.800% 11/01/98
   Quad Cities Regional Economic Development                     800                 812
    Authority Revenue (Steel Warehouse) (L.O.C.
    Banc One, Indiana) V.R.D.B. 4.250%                         2,000               2,000
                                                                              ----------
                                                                                  16,451
                                                                              ----------

   .....................................................................................
   INDIANA - 8.0%
 * Crawfordsville Economic Development Revenue
    (Pedcor Investments Shady Knoll L.O.C.
    Federal Home Loan Bank) V.R.D.B. 4.200%                    1,575               1,575
   Fort Wayne Hospital Authority Revenue
    (Parkview Memorial Hospital L.O.C.
    Bank of America, Illinois) V.R.D.B. 3.650%
    Series B                                                   1,000               1,000
    Series C                                                   1,000               1,000
 * Franklin Economic Development Revenue
    Refunding (Pedcor Investments-Lakeview I
    Apartments L.O.C. Project Federal Home
    Loan Bank, Indianapolis) V.R.D.B. 4.200%                   2,885               2,885
   Gary Environmental Improvement Revenue
    (U.S. Steel Corp. Project L.O.C. Bank of Nova
    Scotia) V.R.D.B. 4.050%                                      500                 500
   Indiana Educational Facilities Authority Revenue
    Refunding (University of Notre Dame)
    3.800% 3/10/98                                               315                 315
 * Kokomo Economic Development Revenue (Village
    Community Partners IV Project L.O.C. Federal
    Loan Bank) V.R.D.B. 4.200%                                 2,940               2,940
 * LaPorte County Economic Development Revenue
    (Woodland Project L.O.C. Federal Home
    Loan Bank) V.R.D.B. 4.200%                                 1,983               1,983
                                                                              ----------
                                                                                  12,198
                                                                              ----------

   .....................................................................................
   IOWA - 6.0%
 * Clinton I.D.R. (Sethness Products Project L.O.C.
    Northern Trust) V.R.D.B. 4.250%                            3,400               3,400
   Iowa School Corporations Cash Anticipation Program
    Warrant Certificates (FSA Insured)
    Series 1996-97 B 4.250% 1/30/98                            1,000               1,000
    Series 1997-98 A 4.500% 6/26/98                            3,000               3,010
   Muscatine County P.C.R. (Mosanto Co. Project)
    V.R.D.B. 3.800%                                            1,800               1,800
                                                                              ----------
                                                                                   9,210
                                                                              ----------


                                       6


                     Investment Portfolio/December 31, 1997
-----------------------------------------------------------------------------------------------
   KANSAS - 0.9%
 * Butler County  Solid Waste Disposal Facilities
    Revenue Series A (Texaco Refining & Marketing)
    Series A  V.R.D.B. 5.150%                                        $      300      $      300
   Topeka G.O. Series B 4.250% 3/04/98                                    1,000           1,001
                                                                                     ----------
                                                                                          1,301
                                                                                     ----------

   .............................................................................................
   KENTUCKY - 5.4%
   Clark County P.C.R. Series J-1 (Eastern Kentucky
    Power gtd. by National Rural Utilities Cooperative
    Finance Corp.) 3.700% Optional Put 4/15/98                            1,000           1,000
 * Covington I.D.R. Series 1991 (White Castle Distributing
    L.O.C. Banc One, Columbus) V.R.D.B. 4.250%                            3,890           3,890
   Kentucky Economic Development Finance Authority
    Hospital Facilities Revenue (Baptist Healthcare System
    L.O.C. Canadian Imperial Bank) V.R.D.B. 3.650%                          500             500
 * Pulaski County Solid Waste Disposal Revenue
    Series B (East Kentucky Power Corp., gtd. by
    National Rural Utilities  Cooperative Finance
    Corp.) 3.700% Optional Put 2/15/98                                    1,000           1,000
 * Shelby County Industrial Building Revenue
    (Roll Forming Corp. L.O.C. Banc One of Kentucky)
    V.R.D.B. 4.250%                                                       1,865           1,865
                                                                                     ----------
                                                                                          8,255
                                                                                     ----------

   .............................................................................................
   LOUISIANA - 1.1%
 * Lake Charles Harbor & Terminal District P.C.R.
    Revenue (Conoco, Inc. Project) (gtd. by
    E.I. DuPont) V.R.D.B. 5.100%                                            700             700
   City of Shreveport G.O. (MBIA Insured)
    8.000% 6/01/98                                                          685             696
   St. Mary Parish Consolidated School District No. 1
    (FSA Insured) 10.000% 3/01/98                                           345             348
                                                                                     ----------
                                                                                          1,744
                                                                                     ----------

   .............................................................................................
   MARYLAND - 1.0%
 * Anne Arundel Economic Development Revenue
    (Baltimore Gas and Electric) 3.750% Mandatory
    Put 4/22/98                                                           1,500           1,500
                                                                                     ----------

   .............................................................................................
   MICHIGAN - 3.3%
   Detroit School District Aid Notes 4.500% 5/01/98                       2,000           2,004
   Detroit School District G.O. Series A
    (AMBAC Insured) 4.200% 5/01/98                                          500             500
   Michigan  Building Authority (L.O.C. Canadian
    Imperial Bank) 3.750% 3/02/98                                         1,000           1,000
   Michigan Job Authority (Michigan Sugar L.O.C. Trust
    Company Bank) V.R.D.B. 4.200%                                         1,600           1,600
                                                                                     ----------
                                                                                          5,104

                                       7


                     Investment Portfolio/December 31, 1997
 ------------------------------------------------------------------------------------------------
                     MUNICIPAL SECURITIES - CONT.                         PAR               VALUE
 ------------------------------------------------------------------------------------------------
   ..............................................................................................
   MISSOURI - 3.7%
   Clay County G.O. (FSA Insured) 4.000% 3/1/98                    $    1,645          $    1,645
 * Jefferson County I.D.A. Revenue, Series A
    (GHF Holdings LLC Project L.O.C. Banc One,
    Indiana) V.R.D.B. 4.250%                                            3,945               3,945
                                                                                       ----------
                                                                                            5,590
                                                                                       ----------

   ...............................................................................................
   NEW HAMPSHIRE - 2.5%
   New Hampshire Business Finance Authority P.C.R.
    Series 1992 D (Public Service Company Project
    L.O.C. Barclays Bank PLC) V.R.D.B. 3.800%                             600                 600
 * New Hampshire Business Finance Authority
    Resource Recovery Revenue Series B (Wheelabrator
    Concord L.O.C. Wachovia Bank) V.R.D.B. 3.750%                       1,200               1,200
 * New Hampshire Industrial Development P.C.R.
    (New England Power Co.)
    3.800% Mandatory Put 2/19/98                                        1,000               1,000
    3.800% Mandatory Put 4/09/98                                        1,000               1,000
                                                                                       ----------
                                                                                            3,800
                                                                                       ----------

   ..............................................................................................
   NORTH DAKOTA - 0.6%
 * Mercer County Solid Waste Disposal Revenue Series
    1993 U (gtd. by National Rural Utilities Cooperative
    Finance Corp.) 3.800% Optional Put 6/01/98                          1,000               1,000
                                                                                       ----------

   ..............................................................................................
   OHIO - 0.7%
   Cuyahoga County Hospital Revenue (Metrohealth
    Systems, MBIA Insured) 5.000% 2/15/98                                 510                 511
   Ohio Environmental Improvement Revenue
    (U.S. Steel Corp. Project) (L.O.C. Pittsburgh
    National Bank) V.R.D.B. 4.000%                                        400                 400
 * Ohio Housing Finance Agency Mortgage Revenue
    Series A2 (L.O.C. Government National
    Mortgage Association) 4.050% 9/01/98                                  160                 160
                                                                                       ----------
                                                                                            1,071
                                                                                       ----------

   ..............................................................................................
   OREGON - 0.3%
   Salem Water & Sewage Revenue (FGIC Insured)
    4.000% 5/01/98                                                        540                 540
                                                                                       ----------

   ..............................................................................................
   PENNSYLVANIA - 3.4%
 * Pennsylvania Higher Education Assistance Agency
    Student Loan Revenue Series A (L.O.C. Student
    Student Loan Marketing Association)
    V.R.D.B. 3.850%                                                     2,000               2,000


                                       8


                     Investment Portfolio/December 31, 1997
 --------------------------------------------------------------------------------------------

   Philadelphia G.O. T.R.A.N. Series A 4.500% 6/30/98            $    1,000        $    1,002
   Quakertown General Authority Revenue Series 1996A
    (L.O.C. PNC Bank, N.A.) V.R.D.B. 3.750%                           2,200             2,200
                                                                                   ----------
                                                                                        5,202
                                                                                   ----------

   ..........................................................................................
   SOUTH CAROLINA - 3.7%
   Clemson University Revenue Series A (AMBAC                         1,395             1,398
    Insured) 4.500% 5/01/98
   Richland County Hospital Facilities Revenue
    Refunding Series B (Baptist Hospital)
    (AMBAC Insured) 6.200% 8/01/98                                      250               253
 * South Carolina Jobs Economic Development
    Authority Hospital Facilities Revenue
    (Specialty Equipment Companies L.O.C. Bank
    of America, Illinois) V.R.D.B. 4.250%                             3,000             3,000
   Sumter County School District No. 2 G.O.
    4.400% 4/01/98                                                    1,000             1,002
                                                                                   ----------
                                                                                        5,653
                                                                                   ----------

   ..........................................................................................
   SOUTH DAKOTA - 0.6%
   Yankton I.D.R. (Alumax Project L.O.C. Bank of
    America, NT & SA) V.R.D.B. 4.100%                                 1,000             1,000
                                                                                   ----------

   ..........................................................................................
   TENNESSEE - 2.6%
 * McMinn County Industrial Development Board
    I.D.R. (Creative Fabrication Corp. L.O.C. NBD
    Bank) V.R.D.B. 4.350%                                             3,510             3,510
   Metropolitan Government Nashville & Davidson
    County Health & Educational Facilities Board
    Revenue Series 1993 (Richland Place, Inc. Project
    L.O.C. Societe Generale) V.R.D.B. 3.750%                            400               400
                                                                                   ----------
                                                                                        3,910
                                                                                   ----------

   ..........................................................................................
   TEXAS - 12.1%
 * Brazos River Authority P.C.R. Series 1995A
    (Texas Utilities) (L.O.C. Morgan Guaranty Trust,
    New York)  V.R.D.B. 5.100%                                          200               200
 * Brazos River Harbor District P.C.R. (Brazoria County)
    (Dow Chemical) 3.800% Mandatory Put 4/07/98                       2,000             2,000
   Dallas Equipment Acquisition Contractual G.O.
    4.250% 2/15/98                                                    1,500             1,501
   Everman Independent School District Refunding
    G.O. (gtd. by PSF) 4.550% 8/01/98                                 1,000             1,004
   Galena Park Independent School District Refunding
    G.O. (gtd. by PSF) 4.500% 8/15/98                                   100               100


                                       9


                     Investment Portfolio/December 31, 1997
--------------------------------------------------------------------------------------------
        MUNICIPAL SECURITIES - CONT.                                      PAR          VALUE
--------------------------------------------------------------------------------------------
   TEXAS - CONT.
 * Gulf Coast Waste Disposal Authority (Amoco Oil
    Co. Project gtd. by Amoco Corp.) V.R.D.B. 5.100%
    Series 1994                                                    $    1,000     $    1,000
    Series 1996                                                           300            300
   Harlandale Independent School District Refunding
    (gtd. by PSF) 4.000% 2/01/98                                          450            450
   Harris County T.A.N. 4.250% 2/27/98                                  1,000          1,001
 * Harris County Industrial Development Corp. I.D.R.
    (Precision General, Inc. Project L.O.C. Morgan
    Guaranty Trust) V.R.D.B. 4.250%                                     2,060          2,060
   Houston G.O. Refunding 8.000% 2/01/98                                  500            502
 * North Texas Higher Education Authority Student
    Revenue Refunding Series A (L.O.C. Student
    Marketing Association) V.R.D.B. 3.750%                              1,100          1,100
 * Robertson County Industrial Development Corp.
    Series 1995 (Sanderson Farms, Inc. Project L.O.C.
    Harris Trust and Savings Bank) V.R.D.B. 3.900%                      1,900          1,900
   San Angelo Independent School District G.O.
    (gtd. by PSF)  4.250% 2/15/98                                         725            725
   Texas Department Housing and Community Affairs
    Multi-family Revenue Refunding Series B (Remington
    Hill L.O.C. Trust Company Bank) V.R.D.B. 3.750%                     2,100          2,100
   Texas T.R.A.N. Series 1997A 4.750% 8/31/98                           2,000          2,011
   Ysleta Independent School District Refunding G.O.
    (gtd. by PSF) 3.800% 8/15/98                                          550            550
                                                                                  ----------
                                                                                      18,504
                                                                                  ----------

   .........................................................................................
   VIRGINIA - 0.6%
   Bedford County I.D.A. I.D.R. Refunding
    (Nekoosa Packaging Project L.O.C. Canadian
    Imperial Bank) V.R.D.B. 4.150%                                      1,000          1,000
                                                                                  ----------

   .........................................................................................
   WASHINGTON - 2.8%
 * Washington Multi-family Housing Finance Commission
    Revenue Series A (Hamilton Place Project
    L.O.C. U.S. Bank of Washington) V.R.D.B. 4.350%                     1,140          1,140
 * Yakima County Public Corp. I.D.R. (John I. Haas, Inc.
    Project L.O.C. Bayerische Vereinsbank AG)
    V.R.D.B. 4.300%                                                     3,150          3,150
                                                                                  ----------
                                                                                       4,290
                                                                                  ----------

                                       10



                Investment Portfolio/December 31, 1997
------------------------------------------------------------------------------------------------------------------------
   WEST VIRGINIA - 0.7%
   West Virginia School Building Authority Capital
    Improvement Revenue (MBIA Insured)
    6.000% 7/01/98                                                           $    1,000                       $    1,011
                                                                                                              ----------

   .....................................................................................................................
   WISCONSIN - 11.2%
 * Carlton P.C.R. Series 1988 (Wisconsin Power &
    Light Co.) V.R.D.B. 3.800%                                                    7,000                            7,000
 * Fond Du Lac I.D.R. (Brenner Tank, Inc. L.O.C. Banc
    One, Wisconsin) V.R.D.B. 4.250%                                               2,975                            2,975
 * Holland I.D.R. (White Clover Dairy, Inc. Project
    L.O.C. Banc One, Wisconsin)
    V.R.D.B. 4.250%                                                               2,435                            2,435
 * Kenosha I.D.R. (Monarch Plastics, Inc. L.O.C.
    Banc One, Wisconsin) V.R.D.B. 4.250%                                          2,090                            2,090
   Janesville Wisconsin School District G.O.
    (FSA Insured) 6.500% 3/01/98                                                  1,000                            1,004
 * Oak Creek I.D.R. Series 1995 (McAdams Graphics, Inc.
    L.O.C. Banc One, Wisconsin) V.R.D.B. 4.250%                                   1,600                            1,600
                                                                                                              ----------
                                                                                                                  17,104
                                                                                                              ----------

   .....................................................................................................................
   WYOMING - 0.6%
   Wyoming General Fund T.R.A.N. 4.250% 6/26/98                                   1,000                            1,002
                                                                                                              ----------

   TOTAL MUNICIPAL SECURITIES - 100.2%
    (Amortized cost $153,321)                                                                                    153,321
                                                                                                              ----------

   OTHER ASSETS & LIABILITIES, NET - (0.2)%                                                                         (355)
   ---------------------------------------------------------------------------------------------------------------------

   NET ASSETS - 100.0%                                                                                        $  152,966
                                                                                                              ----------





 * These securities are subject to federal alternative minimum tax. At December 31, 1997, these securities represented 59.5 percent of net assets.




   See notes to financial statements.


                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1997 (UNAUDITED)

 (in thousands)
 ASSETS
 Investments at value (cost $153,321)                                                 $      153,321

 Receivable for:
   Investments sold                                           $     2,000
   Interest                                                         1,116
 Cash                                                                   4                      3,120
                                                              ------------            --------------
     Total Assets                                                                            156,441

 LIABILITIES
 Payable for investments purchased                                  3,401
 Payable to investment adviser                                         36
 Other liabilities                                                     38
                                                              -----------
     Total Liabilities                                                                         3,475
                                                                                      --------------

 NET ASSETS applicable to investors' beneficial interests                             $      152,966
                                                                                      ==============


                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                   (UNAUDITED)

 (in thousands)
 INVESTMENT INCOME
 Interest income                                               $    2,771

 EXPENSES
 Management fee                         $      182
 Accounting fees                                14
 Audit and legal fees                            9
 Trustees' fees                                  7
 Custodian fees                                  3
 Other                                          39
                                        -----------             ---------
                                                                      254

        Net Investment Income                                  $    2,517
                                                                ---------


 See notes to financial statements.


                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                        (Unaudited)
                                                         Six months
                                                            ended                Year ended
  (in thousands)                                         December 31                June 30
                                                        ------------             ----------
  INCREASE (DECREASE)IN NET ASSETS                           1997                      1997
  Operations:
  Net investment income                                 $      2,517             $    4,728
                                                        ------------             ----------

  Transactions in investors' beneficial interests:
  Contributions                                               49,721                118,114
  Withdrawals                                                (38,200)              (126,842)
                                                        ------------             ----------
     Net transactions in investors'
     beneficial interest                                      11,521                 (8,728)
                                                        ------------             ----------
       Net increase (decrease) in net assets                  14,038                 (4,000)

  NET ASSETS
  Beginning of period                                        138,928                142,928
                                                        ------------             ----------
  End of period                                         $    152,966             $  138,928
                                                        ============             ==========

                              FINANCIAL HIGHLIGHTS

                                    (Unaudited)
                                     Six months
                                      ended                       Year ended             Period ended
                                    December 31                    June 30               June 30 (a)
                                   -------------                 -------------         ---------------
  RATIOS TO AVERAGE                   1997                           1997                    1997
  NET ASSETS
  Expenses                           0.35% (b)                       0.32%                 0.30% (b)
  Net investment income              3.46% (b)                       3.36%                 3.50% (b)



  (a) The Portfolio commenced operations September 28, 1995.
  (b) Annualized.





  See notes to financial statements.

                           SR&F MUNICIPAL MONEY MARKET
                                    PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1997 (UNAUDITED)

      NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
      .........................................................................
      The SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the portfolio.

      The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At December 31, 1997, Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 85.1 percent and 14.9 percent, respectively.

      NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
      .........................................................................
      The following are the significant accounting policies of the Portfolio. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATIONS: All securities are valued as of December 31, 1997. Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets and securities are valued by a method that the Board of Trustees believes represents a fair value.

      FEDERAL INCOME TAXES: No provision is made for federal income taxes, because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on respective percentages of ownership.

      OTHER INFORMATION: Realized gains or losses from sales of securities are determined on the specific identified cost basis.

                 Notes to Financial Statements/December 31, 1997
      -------------------------------------------------------------------------

      A maturity date is not shown for municipal securities bearing variable or floating interest rates that are adjusted periodically to minimize fluctuations in the value of such securities. All amounts are shown in thousands.

      NOTE 3.  PORTFOLIO COMPOSITION
      .........................................................................
      The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments included certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.

      The Portfolio's investments included certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At December 31, 1997, 59.4 percent of the Portfolio was backed by bank letters of credit. See Portfolio's schedule of investments for additional information on portfolio composition.

      NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
      .........................................................................
      The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee for the Portfolio is computed at an annual rate of .25 of 1 percent of average daily net assets. The Adviser also provides accounting services.

      Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affiliated with the Adviser. No remuneration was paid to any other trustee or officer of the Trust for the six months ended December 31, 1997.

      NOTE 5.  SHORT-TERM DEBT
      .........................................................................
      To facilitate portfolio liquidity, the Portfolio maintains borrowing arrangements under which they can borrow against Portfolio securities. There were no borrowings by the Portfolio during the six months ended December 31, 1997.

      NOTE 6.  INVESTMENT TRANSACTIONS
      .........................................................................
      At December 31, 1997, the cost of investments for financial reporting purposes and for federal income tax purposes were equal.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1997 (UNAUDITED)

  (in thousands except for per share amounts)
  ASSETS
  Investment in SR&F Municipal Money Market
    Portfolio                                              $ 22,835
  Other                                                          25
                                                           --------
      Total Assets                                           22,860

  LIABILITIES
  Payable for:
    Fund shares repurchased              $      90
    Distributions                               12
  Payable to Adviser                            23
  Accrued:
   Deferred Trustees fees                        2
                                         ---------
      Total Liabilities                                         127
                                                           --------

  NET ASSETS                                               $ 22,733
                                                           ========

  Net asset value:
  Class A ($21,390/21,392)                                 $   1.00
                                                           ========
  Class B ($1,128/1,129)                                   $   1.00 (a)
                                                           ========
  Class C ($215/214)                                       $   1.00 (a)
                                                           ========


  COMPOSITION OF NET ASSETS
  Capital paid in                                          $ 22,736
  Overdistributed net investment income                          (2)
  Accumulated net realized loss                                  (1)
                                                           --------
                                                           $ 22,733
                                                           ========



  (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  See notes to financial statements.



                      COLONIAL MUNICIPAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                   (UNAUDITED)

  (in thousands)
  INVESTMENT INCOME
  Interest income from
      SR&F Municipal Money Market Portfolio                        $    395
  Expenses allocated from
      SR&F Municipal Money Market Portfolio                             (36)
                                                                   ---------
                                                                         359
  EXPENSES
  Administration fee                            $    26
  Service fee - Class B                               1
  Service fee - Class C                             (a)
  Distribution fee - Class B                          1
  Distribution fee - Class C                        (a)
  Transfer agent                                     24
  Bookkeeping fee                                     9
  Trustees fee                                        6
  Audit fee                                           7
  Legal fee                                           4
  Registration fee                                   22
  Reports to shareholders                             4
  Other                                               5
                                                -------
                                                    109
  Fees and expenses waived or borne
    by the Administrator                            (65)                44
                                                -------            -------
         Net Investment Income                                     $   315
                                                                   =======






  (a) Rounds to less than one.


  See notes to financial statements.


                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                       (Unaudited)
 (in thousands)                                       Six months ended  Year ended
                                                      December 31        June 30
                                                       ------------     ----------
  INCREASE (DECREASE) IN                                 1997 (a)         1997
    NET ASSETS
  Operations:
  Net investment income                                $   315        $     587
                                                       -------
  Distributions:
  From net investment income - Class A                    (300)            (554)
  In excess of net investment income - Class A             --                (1)
  From net investment income - Class B                     (14)             (34)
  In excess of net investment income - Class B             --                (b)
  From net investment income - Class C                      (1)              --
                                                       -------        ---------
                                                           --                (2)
  Fund Share Transactions:
  Receipts for shares sold - Class A                    10,829           38,030
  Value of distributions  reinvested - Class A             278              496
  Cost of shares  repurchased - Class A                 (8,168)         (39,750)
                                                       -------        ---------
                                                         2,939           (1,224)
                                                       -------        ---------
  Receipts for shares sold - Class B                     1,806            9,278
  Value of distributions  reinvested - Class B              13               22
  Cost of shares repurchased - Class B                  (1,893)          (9,332)
                                                       -------        ---------
                                                           (74)             (32)
                                                       -------        ---------
  Receipts for shares sold - Class C                       333             --
  Value of distributions  reinvested - Class C               1             --
  Cost of shares repurchased - Class C                    (119)            --
                                                       -------        ---------
                                                           215             --
                                                       -------        ---------
   Net Increase (Decrease) from Fund
     Share Transactions                                  3,080           (1,256)
                                                       -------        ---------
          Total Increase (Decrease)                      3,080           (1,258)
  NET ASSETS
  Beginning of period                                   19,653          20,911
                                                       -------        ---------
  End of period (net of overdistributed
    net investment income of $2 and $2
    respectively)                                     $ 22,733        $ 19,653
                                                      ========        ========





  (a) Class C shares were initially offered on August 1, 1997.
  (b) Rounds to less than one.

  Statement of Changes in Net Assets continued on following page. See notes to financial statements.


                   STATEMENT OF CHANGES IN NET ASSETS - CONT.


                                                             (Unaudited)
  in thousands)                                           Six months ended       Year ended
                                                             December 31          June 30
                                                         ----------------       ----------
  NUMBER OF FUND SHARES                                         1997 (a)            1997

  Sold - Class A                                               10,829              38,030
  Issued for distributions reinvested - Class A                   278                 496
  Repurchased - Class A                                        (8,169)            (39,750)
                                                               ------             -------
                                                                2,938              (1,224)
                                                               ------             -------
  Sold - Class B                                                1,806               9,278
  Issued for distributions reinvested - Class B                    13                  22
  Repurchased - Class B                                        (1,893)             (9,332)
                                                               ------             -------
                                                                  (74)                (32)
                                                               ------             -------
  Sold - Class C                                                  333               9,278
  Issued for distributions reinvested - Class C                     1                  22
  Repurchased - Class C                                          (120)             (9,332)
                                                               ------             -------
                                                                  214                 (32)
                                                               ------             -------



  (a) Class C shares were initially offered on August 1, 1997.



  See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1997 (UNAUDITED)

     NOTE 1. INTERIM FINANCIAL STATEMENTS
     ...........................................................................
     In the opinion of the Administrator of Colonial Municipal Money Market Fund (the Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

     NOTE 2. ACCOUNTING POLICIES
     ...........................................................................
     ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (14.9% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio.

     The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class B shares are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                 Notes to Financial Statements/December 31, 1997
     ...........................................................................

     DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

     Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

     FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

     DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

     NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
     ...........................................................................
     ADMINISTRATOR: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

     BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

     TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

     UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1997, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $6,012 and none on Class B and Class C redemptions, respectively.

     The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

                 Notes to Financial Statements/December 31, 1997
     ...........................................................................
     NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
     ...........................................................................
     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

     EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

     OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:


                                                                       (Unaudited)
                                                                Six months ended December 31
                                                      ----------------------------------------------------
                                                                              1997
                                                      Class A                Class B               Class C (b)
                                                      -------                -------               -------
Net asset value -
Beginning of period                                   $ 1.000                $ 1.000               $ 1.000
                                                      -------                -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                            0.015                  0.013                 0.011
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.015)                (0.013)               (0.011)
                                                      -------                -------               -------
Net asset value -
End of period                                         $ 1.000                $ 1.000               $ 1.000
                                                      -------                -------               -------
Total return (d)(e)(f)                                   1.55%                  1.33%                 1.12%
                                                      -------                -------               -------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)(g)                                          0.75%                  1.17%                 1.15%
Fees and expenses waived or
borne by the
Administrator (c)(g)                                     0.63%                  0.63%                 0.62%
Net investment income (c)(g)                             3.10%                  2.68%                 2.70%
Net assets at end
of period (000)                                       $21,390                $ 1,128               $   215



(a) Net of fees and expenses waived or borne by the Administrator which amounted to: $ 0.003 $ 0.003 $ 0.003

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.


Selected data for a share of each class outstanding throughout each period are as follows:



                                                                            Year ended June 30
                                                  --------------------------------------------------------------------
                                                              1997                                   1996(b)
                                                  Class A              Class B             Class A             Class B
                                                  -------              -------             -------             -------

Net asset value -
   Beginning of period                           $ 1.000               $1.000              $ 1.000              $1.000
                                                 -------               ------              -------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                          0.029(d)             0.021(d)             0.030(d)            0.020(d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.029)              (0.021)              (0.030)             (0.020)
                                                 -------               ------              -------              ------
Net asset value -
   End of period                                 $ 1.000               $1.000              $ 1.000              $1.000
                                                 -------               ------              -------              ------
Total return (e)(f)                                 2.98%                2.12%                3.04%               2.02%
                                                 -------               ------              -------              ------

RATIOS TO AVERAGE NET ASSETS
Expenses                                            0.75%(d)             1.66%(d)             0.75%(d)            1.75%(d)
Fees and expenses waived or
   borne by the Adviser/
Administrator                                       0.46%(d)             0.46%(d)             0.84%(d)            0.84%(d)
Net investment income                               2.94%(d)             2.03%(d)             3.00%(d)            2.00%(d)
Net assets at end
   of period (000)                               $18,450               $1,203              $19,676              $1,235


(a) Net of fees and expenses waived or borne by the Adviser/Administrator which amounted to: $ 0.005 $ 0.005 $ 0.008 $ 0.008

(b)  Effective September 28, 1995, SR&F became the investment Adviser of the
     Fund.

(c)  The Fund changed its fiscal year end from November 30 to June 30 in 1995.

(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.






               Period ended                              Year ended
                  June 30(c)                            November 30
        -------------------------              -------------------------
                  1995                                        1994
        Class A         Class B                Class A           Class B
        -------         ---------              --------          -------

        $ 1.000         $   1.000              $  1.000          $ 1.000
        -------         ---------              --------          -------

          0.018             0.012                 0.020            0.010

         (0.018)           (0.012)               (0.020)          (0.010)
        -------        ----------              --------          -------

        $ 1.000        $    1.000              $  1.000          $ 1.000
        =======        ==========              ========          =======
           1.80%(g)          1.20%(g)              2.00%            1.01%
        =======        ==========              ========          =======


           0.75(h)           1.75%(h)              0.60%            1.60%


           0.36(h)           0.36%(h)              0.59%            0.59%
           3.05(h)           2.05%(h)              2.05%            1.05%
        $24,675        $    3,111              $ 28,808          $ 3,867

        $ 0.002        $    0.002              $  0.006          $ 0.006


                             HOW TO REACH COLONIAL
                              BY PHONE OR BY MAIL

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information  . . . .  press  [1]

For account information  . . . . . . . . . . . . . . . . . . . . ..press  [2]

To speak to a Colonial representative  .. . . . . . . . . . . . .  press  [3]

For yield and total return information  . . . . . . . . . . . . .  press  [4]

For duplicate statements or new supply of checks  . . . . . . . .  press  [5]

To order duplicate tax forms and year-end statements  . . . . . .  press  [6]
(February through May)

To review your options at any time during your call   . . . . . .  press  [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any Colonial fund, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Money Market Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

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                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

[LOGO] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1998
       Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621

                                                   TM-03/570E-1297 (2/98) 98/91
--------------------------------------------------------------------------------